Business Combination Under Common Control	12 Months Ended
Dec. 31, 2017
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Business Combination Under Common Control
16.	BUSINESS COMBINATION UNDER COMMON CONTROL

Business combination during the year

Name	Principal Activity	Principal place of business	Proportion of ownership interest/voting right held by the Group
			12.31.2017	12.31.2016	12.31.2015
Yguazú Cementos S.A.	Manufacture and marketing of cement	Paraguay	51%	51%	35%

In November 2012, Loma Negra C.I.A.S.A. acquired 5,411 non-endorsable ordinary shares of Yguazú Cementos S.A., a company incorporated in the Republic of Paraguay, engaged in the marketing of cement, which represent 35% of the subscribed and paid-in share capital.

On December 22, 2016, Loma Negra C.I.A.S.A. acquired from InterCement Brasil S.A., its Parent company, 3,834 non-endorsable ordinary shares with a nominal value of 10,000,000 Guarani each, which represent 16.0017% of the subscribed and paid-in share capital of Yguazú Cementos S.A. The transaction amounted to 518,091,291 and it was partially settled with the proceeds of the loan that the Company maintained with InterCement S.A., amounting to 412,435,636. The remaining amount of the purchase price was settled on July 3, 2017. There were not significant acquisition costs.

As of the consolidated financial statements date, as a result of such acquisition, the Company holds a 51.0017% on the capital of Yguazú Cementos S.A.

Acquisition of Yguazú Cementos S.A. has been recognized at book value of the acquiree’s assets and liabilities. The difference between the purchase price paid and book value of the net assets transferred was recorded as other capital adjustments.

16.1 Book-value of assets and liabilities transferred (in pesos):

For purposes of recognition of the assets and liabilities transferred from this business combination, the Company has considered in its consolidated financial statements the balances from Yguazú Cementos S.A. recorded by its parent considering other classification adjustment to conform with Company’s policies as of December 31, 2016.

12.31.2016
Current assets
Inventories	181,795,914
Trade accounts receivable	91,555,806
Other receivables	38,157,070
Cash and cash equivalents	207,927,790

Non-current assets
Property, plant and equipment	1,936,279,436
Intangible assets	339,070
Trade accounts receivable	84,063
Other receivables	79,819,925

Current liabilities
Trade and other payables	(319,240,220)
Borrowings	(1,476,726,832)
Payroll and social security payables	(4,936,114)
Tax liabilities	(11,046,537)

Non-current liabilities
Deferred tax liabilities	(7,307,114)

Net Assets	716,702,257

16.2 Net cash generated by acquisition of subsidiaries

12.31.2016
Consideration paid in cash	—
Less: Cash and cash equivalents acquired	207,927,790

Net cash received from acquisition of subsidiaries	207,927,790

Other capital adjustments resulting from the purchase (in pesos):

12.31.2016
Consideration (Note 31)	518,091,291
Plus: Previous equity interest	250,845,790
Plus: Non-controlling interest	351,172,141
Less: Net assets at book value	(716,702,257)

Other capital adjustments	403,406,965

There is no contingent consideration.

16.3 Effect of acquisitions on the Group’s income

Included in the profit for the year ended December 31, 2016 is 36,631,307 attributable to the Share of profit (loss) for the participation of 35% that the Company held in Yguazú Cementos S.A. Since the additional acquisition of the 16.0017% shares of Yguazú Cementos S.A. was consummated on December 22, 2016, the Company has evaluated that the consolidation of the results of Yguazú Cementos S.A. for the 10-day period from December 22, 2016 to December 31, 2016 were not significant for its consolidated financial statements, it has not presented those results on a consolidated basis but on the line “share of profit (loss) of associates” in the Statement income and other comprehensive income for the year ended December 31, 2016.

Should the acquisition has been effected on January 1, 2016, considering a 51% participation during 2016, the additional profit for the year ended December 31, 2016 should have increased for 16,745,740, amounting to 476,903,030 and revenue should have increased for about 929,986,114 amounting to 10,804,429,321 for the same period.

16.4 Non-controlling interest arising from the business combination under common control for the acquisition of Yguazú Cementos S.A. amounted to 351,172,141 as of December 31, 2016.